IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO
Investment Objective
The Portfolio seeks to provide investors with current income and preservation of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ibbotson Conservative ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.29%	0.29%
Acquired Fund Fees and Expenses	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses		0.90%	1.15%
Fee Waiver/Expense Reimbursement	[2]	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		0.69%	0.94%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[2]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of Financial Investors Variable Insurance Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After three years, the Example does not take into consideration the Adviser's and Subadviser's agreement to waive fees. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ibbotson Conservative ETF Asset Allocation Portfolio (USD $)	1 year	3 years	5 years	10 years
Class I	70	266	478	1,088
Class II	96	344	612	1,377

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 34% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio may from time to time invest approximately 70-90% of such allocation in Fixed-Income Underlying ETFs and 10-30% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio's Investment Strategies can be found in the Portfolio's Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in this prospectus.

Management Risk. Any errors in the Subadviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.The Dow Jones Conservative U.S. Portfolio Index is the Portfolio's primary benchmark and is a broad measure of market performance that reflects a conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 20% of the Dow Jones All Stock Portfolio and 80% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index is the Portfolio's secondary benchmark. The blend portfolio attempts to reflect the performance of a conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account or insurance contract fees and/or charges. The Portfolio's past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.fivitfunds.com or by calling 1-866-432-2926.

Ibbotson Conservative ETF Asset Allocation Portfolio

Best Quarter: 09/30/2009 4.91%	Worst Quarter: 09/30/2008	(3.27)%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Ibbotson Conservative ETF Asset Allocation Portfolio	1 Year	Since Inception	Inception Date
Class I	6.67%	3.67%	Apr 30, 2007
Class II	6.48%	3.36%	Apr 30, 2007
Dow Jones Conservative U.S. Portfolio Index	8.72%	5.62%
20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index	8.25%	4.48%

IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO
Investment Objective
The Portfolio seeks to provide investors with current income and capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ibbotson Income and Growth ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.21%	0.20%
Acquired Fund Fees and Expenses	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses		0.82%	1.06%
Fee Waiver/Expense Reimbursement	[2]	(0.13%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		0.69%	0.94%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[2]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of Financial Investors Variable Insurance Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After three years, the Example does not take into consideration the Adviser's and Subadviser's agreement to waive fees. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ibbotson Income and Growth ETF Asset Allocation Portfolio (USD $)	1 year	3 years	5 years	10 years
Class I	70	249	442	1,001
Class II	95	325	573	1,282

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 31% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio may from time to time invest approximately 50-70% of such allocation in Fixed-Income Underlying ETFs and 30-50% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio's Investment Strategies can be found in the Portfolio's Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below.Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in this prospectus.

Management Risk. Any errors in the Subadviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderately Conservative U.S. Portfolio Index is the Portfolio's primary benchmark. It is a broad measure of market performance that reflects a moderately conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 40% of the Dow Jones All Stock Portfolio and 60% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index is the Portfolio's secondary benchmark. The blend portfolio attempts to reflect the performance of a moderately conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account or insurance contract fees and/or charges. The Portfolio's past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.fivitfunds.com or by calling 1-866-432-2926.

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Best Quarter: 06/30/2009	8.54%	Worst Quarter: 12/31/2008	(7.40)%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Ibbotson Income and Growth ETF Asset Allocation Portfolio	1 Year	Since Inception	Inception Date
Class I	9.04%	2.28%	Apr 30, 2007
Class II	8.88%	2.04%	Apr 30, 2007
Dow Jones Moderately Conservative U.S. Portfolio Index	11.86%	3.78%
40% S&P 500 Index/60%Barclays Capital U.S. Aggregate Bond Index	9.95%	2.80%

IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO
Investment Objective
The Portfolio seeks to provide investors with capital appreciation and some current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ibbotson Balanced ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.15%	0.14%
Acquired Fund Fees and Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		0.77%	1.01%
Fee Waiver/Expense Reimbursement	[2]	(0.07%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		0.70%	0.95%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[2]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of Financial Investors Variable Insurance Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After three years, the Example does not take into consideration the Adviser's and Subadviser's agreement to waive fees. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ibbotson Balanced ETF Asset Allocation Portfolio (USD $)	1 year	3 years	5 years	10 years
Class I	72	239	421	947
Class II	97	316	552	1,230

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 32% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 30-50% of such allocation in Fixed-Income Underlying ETFs and 50-70% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio's Investment Strategies can be found in the Portfolio's Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in this prospectus.

Management Risk. Any errors in the Subadviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderate U.S. Portfolio Index is the Portfolio's primary benchmark. It is a broad measure of market performance that reflects a moderate asset allocation portfolio by aggregating the performance of a portfolio constituting 60% of the Dow Jones All Stock Portfolio and 40% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index is the Portfolio's secondary benchmark. The blend portfolio attempts to reflect the performance of a moderate asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account or insurance contract fees and/or charges. The Portfolio's past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.fivitfunds.com or by calling 1-866-432-2926.

Ibbotson Balanced ETF Asset Allocation Portfolio

Best Quarter: 06/30/2009	12.62%	Worst Quarter:12/31/2008	(13.09)%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Ibbotson Balanced ETF Asset Allocation Portfolio	1 Year	Since Inception	Inception Date
Class I	11.85%	1.12%	Apr 30, 2007
Class II	11.63%	0.88%	Apr 30, 2007
Dow Jones Moderate U.S. Portfolio Index	15.23%	2.55%
60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index	11.65%	1.12%

IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO
Investment Objective
The Portfolio seeks to provide investors with capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ibbotson Growth ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.15%	0.14%
Acquired Fund Fees and Expenses	[1]	0.18%	0.18%
Total Annual Fund Operating Expenses		0.78%	1.02%
Fee Waiver/Expense Reimbursement	[2]	(0.07%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		0.71%	0.96%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[2]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of Financial Investors Variable Insurance Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After three years, the Example does not take into consideration the Adviser's and Subadviser's agreement to waive fees. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ibbotson Growth ETF Asset Allocation Portfolio (USD $)	1 year	3 years	5 years	10 years
Class I	73	242	426	959
Class II	98	319	557	1,241

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 40% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 10-30% of such allocation in Fixed-Income Underlying ETFs and 70-90% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio's Investment Strategies can be found in the Portfolio's Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. Any investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in this prospectus.

Management Risk. Any errors in the Subadviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderately Aggressive U.S. Portfolio Index is the Portfolio's primary benchmark. It is a broad measure of market performance that reflects a moderately aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 80% of the Dow Jones All Stock Portfolio and 20% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index is the Portfolio's secondary benchmark. The blend portfolio attempts to reflect the performance of a moderately aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account or insurance contract fees and/or charges. The Portfolio's past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.fivitfunds.com or by calling 1-866-432-2926.

Ibbotson Growth ETF Asset Allocation Portfolio

Best Quarter: 06/30/2009	16.96%	Worst Quarter : 12/31/2008	(18.08)%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Ibbotson Growth ETF Asset Allocation Portfolio	1 Year	Since Inception	Inception Date
Class I	14.19%	(0.28%)	Apr 30, 2007
Class II	13.86%	(0.57%)	Apr 30, 2007
Dow Jones Moderately Aggressive U.S. Portfolio Index	18.31%	1.20%
80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index	13.36%	(0.56%)

IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO
Investment Objective
The Portfolio seeks to provide investors with capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ibbotson Aggressive Growth ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.37%	0.33%
Acquired Fund Fees and Expenses	[1]	0.19%	0.19%
Total Annual Fund Operating Expenses		1.01%	1.22%
Fee Waiver/Expense Reimbursement	[2]	(0.29%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		0.72%	0.97%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[2]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of Financial Investors Variable Insurance Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After three years, the Example does not take into consideration the Adviser's and Subadviser's agreement to waive fees. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (USD $)	1 year	3 years	5 years	10 years
Class I	74	293	529	1,209
Class II	99	362	646	1,454

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 77% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 10% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 90% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio's Investment Strategies can be found in the Portfolio's Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in this prospectus.

Management Risk. Any errors in the Subadviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Aggressive U.S. Portfolio Index is the Portfolio's primary benchmark. It is a broad measure of market performance that reflects an aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 100% of the Dow Jones All Stock Portfolio. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index is the Portfolio's secondary benchmark. The blend portfolio attempts to reflect the performance of an aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account or insurance contract fees and/or charges. The Portfolio's past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.fivitfunds.com or by calling 1-866-432-2926.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Best Quarter: 06/30/2009	19.29%	Worst Quarter: 12/31/2008	(21.38)%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	1 Year	Since Inception	Inception Date
Class I	15.58%	(1.52%)	Apr 30, 2007
Class II	15.21%	(1.79%)	Apr 30, 2007
Dow Jones Aggressive U.S. Portfolio Index	21.52%	(0.15%)
90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index	14.21%	(1.40%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Financial Investors Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0001382990
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Ibbotson Conservative ETF Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	266
5 years	rr_ExpenseExampleYear05	478
10 years	rr_ExpenseExampleYear10	1,088
Annual Return 2008	rr_AnnualReturn2008	(5.58%)
Annual Return 2009	rr_AnnualReturn2009	8.35%
Annual Return 2010	rr_AnnualReturn2010	6.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
1 Year	rr_AverageAnnualReturnYear01	6.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Ibbotson Conservative ETF Asset Allocation Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	344
5 years	rr_ExpenseExampleYear05	612
10 years	rr_ExpenseExampleYear10	1,377
1 Year	rr_AverageAnnualReturnYear01	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Ibbotson Conservative ETF Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investors with current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 34% of the average value of the Portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After three years, the Example does not take into consideration the Adviser's and Subadviser's agreement to waive fees. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio may from time to time invest approximately 70-90% of such allocation in Fixed-Income Underlying ETFs and 10-30% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio's Investment Strategies can be found in the Portfolio's Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in this prospectus.

Management Risk. Any errors in the Subadviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.The Dow Jones Conservative U.S. Portfolio Index is the Portfolio's primary benchmark and is a broad measure of market performance that reflects a conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 20% of the Dow Jones All Stock Portfolio and 80% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index is the Portfolio's secondary benchmark. The blend portfolio attempts to reflect the performance of a conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account or insurance contract fees and/or charges. The Portfolio's past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.fivitfunds.com or by calling 1-866-432-2926.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fivitfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Ibbotson Conservative ETF Asset Allocation Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 09/30/2009 4.91%	Worst Quarter: 09/30/2008	(3.27)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Ibbotson Conservative ETF Asset Allocation Portfolio | Dow Jones Conservative U.S. Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Ibbotson Conservative ETF Asset Allocation Portfolio | 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.25%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Ibbotson Income and Growth ETF Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	442
10 years	rr_ExpenseExampleYear10	1,001
Annual Return 2008	rr_AnnualReturn2008	(14.95%)
Annual Return 2009	rr_AnnualReturn2009	13.72%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.40%)
1 Year	rr_AverageAnnualReturnYear01	9.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Ibbotson Income and Growth ETF Asset Allocation Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	573
10 years	rr_ExpenseExampleYear10	1,282
1 Year	rr_AverageAnnualReturnYear01	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investors with current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 31% of the average value of the Portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After three years, the Example does not take into consideration the Adviser's and Subadviser's agreement to waive fees. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio may from time to time invest approximately 50-70% of such allocation in Fixed-Income Underlying ETFs and 30-50% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio's Investment Strategies can be found in the Portfolio's Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below.Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in this prospectus.

Management Risk. Any errors in the Subadviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderately Conservative U.S. Portfolio Index is the Portfolio's primary benchmark. It is a broad measure of market performance that reflects a moderately conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 40% of the Dow Jones All Stock Portfolio and 60% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index is the Portfolio's secondary benchmark. The blend portfolio attempts to reflect the performance of a moderately conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account or insurance contract fees and/or charges. The Portfolio's past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.fivitfunds.com or by calling 1-866-432-2926.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fivitfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 06/30/2009	8.54%	Worst Quarter: 12/31/2008	(7.40)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Ibbotson Income and Growth ETF Asset Allocation Portfolio | Dow Jones Moderately Conservative U.S. Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Ibbotson Income and Growth ETF Asset Allocation Portfolio | 40% S&P 500 Index/60%Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Ibbotson Balanced ETF Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	239
5 years	rr_ExpenseExampleYear05	421
10 years	rr_ExpenseExampleYear10	947
Annual Return 2008	rr_AnnualReturn2008	(23.82%)
Annual Return 2009	rr_AnnualReturn2009	19.74%
Annual Return 2010	rr_AnnualReturn2010	11.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.09%)
1 Year	rr_AverageAnnualReturnYear01	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Ibbotson Balanced ETF Asset Allocation Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	316
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,230
1 Year	rr_AverageAnnualReturnYear01	11.63%
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Ibbotson Balanced ETF Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investors with capital appreciation and some current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 32% of the average value of the Portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After three years, the Example does not take into consideration the Adviser's and Subadviser's agreement to waive fees. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 30-50% of such allocation in Fixed-Income Underlying ETFs and 50-70% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio's Investment Strategies can be found in the Portfolio's Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in this prospectus.

Management Risk. Any errors in the Subadviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderate U.S. Portfolio Index is the Portfolio's primary benchmark. It is a broad measure of market performance that reflects a moderate asset allocation portfolio by aggregating the performance of a portfolio constituting 60% of the Dow Jones All Stock Portfolio and 40% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index is the Portfolio's secondary benchmark. The blend portfolio attempts to reflect the performance of a moderate asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account or insurance contract fees and/or charges. The Portfolio's past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.fivitfunds.com or by calling 1-866-432-2926.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fivitfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Ibbotson Balanced ETF Asset Allocation Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 06/30/2009	12.62%	Worst Quarter:12/31/2008	(13.09)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Ibbotson Balanced ETF Asset Allocation Portfolio | Dow Jones Moderate U.S. Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Ibbotson Balanced ETF Asset Allocation Portfolio | 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Ibbotson Growth ETF Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	242
5 years	rr_ExpenseExampleYear05	426
10 years	rr_ExpenseExampleYear10	959
Annual Return 2008	rr_AnnualReturn2008	(31.37%)
Annual Return 2009	rr_AnnualReturn2009	24.94%
Annual Return 2010	rr_AnnualReturn2010	14.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter :
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.08%)
1 Year	rr_AverageAnnualReturnYear01	14.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Ibbotson Growth ETF Asset Allocation Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	319
5 years	rr_ExpenseExampleYear05	557
10 years	rr_ExpenseExampleYear10	1,241
1 Year	rr_AverageAnnualReturnYear01	13.86%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Ibbotson Growth ETF Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 40% of the average value of the Portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After three years, the Example does not take into consideration the Adviser's and Subadviser's agreement to waive fees. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 10-30% of such allocation in Fixed-Income Underlying ETFs and 70-90% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio's Investment Strategies can be found in the Portfolio's Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. Any investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in this prospectus.

Management Risk. Any errors in the Subadviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Any investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderately Aggressive U.S. Portfolio Index is the Portfolio's primary benchmark. It is a broad measure of market performance that reflects a moderately aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 80% of the Dow Jones All Stock Portfolio and 20% of the Barclays Capital U.S. Aggregate Bond Index. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index is the Portfolio's secondary benchmark. The blend portfolio attempts to reflect the performance of a moderately aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account or insurance contract fees and/or charges. The Portfolio's past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.fivitfunds.com or by calling 1-866-432-2926.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fivitfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Ibbotson Growth ETF Asset Allocation Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 06/30/2009	16.96%	Worst Quarter : 12/31/2008	(18.08)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Ibbotson Growth ETF Asset Allocation Portfolio | Dow Jones Moderately Aggressive U.S. Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%
Ibbotson Growth ETF Asset Allocation Portfolio | 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	529
10 years	rr_ExpenseExampleYear10	1,209
Annual Return 2008	rr_AnnualReturn2008	(36.57%)
Annual Return 2009	rr_AnnualReturn2009	27.79%
Annual Return 2010	rr_AnnualReturn2010	15.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.38%)
1 Year	rr_AverageAnnualReturnYear01	15.58%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	362
5 years	rr_ExpenseExampleYear05	646
10 years	rr_ExpenseExampleYear10	1,454
1 Year	rr_AverageAnnualReturnYear01	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 77% of the average value of the Portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio's operating expenses remain the same. After three years, the Example does not take into consideration the Adviser's and Subadviser's agreement to waive fees. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a "Fund-of-Funds" and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called "Information about the Underlying ETFs" in the Portfolio's Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes ("ETN"). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 10% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments ("Fixed-Income Underlying ETFs") and approximately 90% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures ("Non-Fixed Income Underlying ETFs"). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio's Investment Strategies can be found in the Portfolio's Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio's Principal Investment Risks can be found in this prospectus.

Management Risk. Any errors in the Subadviser's judgment in setting the Portfolio's asset allocation ranges may result in significant losses in the Portfolio's investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a "Fund-of-Funds" that invests in Underlying ETFs, and the Portfolio's shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio's own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF's shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF's shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs' policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes ("ETN") Risks. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, and (iv) Duration Risk.

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF's investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio's performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as "diversified" and the value of the Portfolio's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Aggressive U.S. Portfolio Index is the Portfolio's primary benchmark. It is a broad measure of market performance that reflects an aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 100% of the Dow Jones All Stock Portfolio. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays Capital U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index is the Portfolio's secondary benchmark. The blend portfolio attempts to reflect the performance of an aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings. The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account or insurance contract fees and/or charges. The Portfolio's past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio's website at www.fivitfunds.com or by calling 1-866-432-2926.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio's Class I performance from year to year and by showing how the Portfolio's average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-432-2926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fivitfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 06/30/2009	19.29%	Worst Quarter: 12/31/2008	(21.38)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio | Dow Jones Aggressive U.S. Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio | 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.21%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[2]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of Financial Investors Variable Insurance Trust.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[4]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of Financial Investors Variable Insurance Trust.
[5]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[6]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of Financial Investors Variable Insurance Trust.
[7]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[8]	ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of Financial Investors Variable Insurance Trust.